Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000037627 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000037627 [Member] | Hims And Hers Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000037627 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000037627 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000037627 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000037627 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000037627 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000037627 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000037627 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000037627 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000037627 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000037627 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000037627 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[2]
C000037627 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[2]
C000037627 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000037627 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[2]
C000037627 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000037627 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000037627 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[2]
C000037627 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[2]
C000037627 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000037627 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)	[2]
C000037627 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2]
C000198224 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000198224 [Member] | Hims And Hers Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000198224 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000198224 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000198224 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000198224 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000198224 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000198224 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000198224 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000198224 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000198224 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000198224 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000198224 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[4]
C000198224 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[4]
C000198224 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000198224 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[4]
C000198224 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000198224 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000198224 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[4]
C000198224 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
C000198224 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000198224 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)	[4]
C000198224 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4]
C000004049 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000004049 [Member] | Hims And Hers Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000004049 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000004049 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000004049 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000004049 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000004049 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000004049 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000004049 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000004049 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000004049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000004049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000004049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[6]
C000004049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[6]
C000004049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000004049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[6]
C000004049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000004049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000004049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[6]
C000004049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[6]
C000004049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000004049 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)	[6]
C000004049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[6]
C000004047 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000004047 [Member] | Hims And Hers Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000004047 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000004047 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000004047 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000004047 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000004047 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000004047 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000004047 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000004047 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000004047 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000004047 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000004047 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[8]
C000004047 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[8]
C000004047 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000004047 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[8]
C000004047 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000004047 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000004047 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[8]
C000004047 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[8]
C000004047 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000004047 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)	[8]
C000004047 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[8]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.